Collaboration Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues
Total collaboration revenue	$ 175	$ 227	$ 238	$ 270	$ 727	$ 819
Nexium | Initial Collaboration Revenue | Japan
Revenues
Total collaboration revenue			75
Crestor | Ongoing Collaboration Revenue | Spain
Revenues
Total collaboration revenue						39
Lynparza | Ongoing Collaboration Revenue | Regulatory milestones
Revenues
Total collaboration revenue				135	160	60
Lynparza | Ongoing Collaboration Revenue | Sales milestones
Revenues
Total collaboration revenue					300	450
Lynparza/Koselugo | Ongoing Collaboration Revenue | Option payments
Revenues
Total collaboration revenue						100
Enhertu | Ongoing Collaboration Revenue | Share of gross profits
Revenues
Total collaboration revenue			83	36	94
Roxadustat | Ongoing Collaboration Revenue | Share of gross profits
Revenues
Total collaboration revenue			3	11	30
Royal income | Ongoing Collaboration Revenue
Revenues
Total collaboration revenue			69	34	62	62
Other Ongoing Collaboration Revenue
Revenues
Total collaboration revenue			$ 8	$ 54	$ 81	$ 108